Condensed Consolidated Statements of Recognized Income and Expense - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement of comprehensive income [abstract]
CONSOLIDATED PROFIT/(LOSS) FOR THE PERIOD	€ 4,440	€ (10,338)
OTHER COMPREHENSIVE INCOME	946	(7,184)
Items that will not be reclassified to profit or loss	390	(696)
Actuarial gains/(losses) on pension plans	885	204
Non-current assets held for sale	0	0
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	(8)	(7)
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(68)	(880)
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	54	12
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	(54)	(12)
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	(129)	65
Income tax relating to items that will not be reclassified	(290)	(78)
Items that may be reclassified to profit or loss	556	(6,488)
Hedges of net investments in foreign operations:	(1,001)	2,524
Revaluation gains (losses)	(1,001)	2,524
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Exchange differences	3,036	(9,499)
Revaluation gains (losses)	3,036	(9,499)
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Cash flow hedges:	(230)	774
Revaluation gains/(losses)	(651)	3,070
Amounts transferred to income statement	421	(2,296)
Transferred to initial carrying amount of hedged items	0	0
Other reclassifications	0	0
Hedging instruments (items not designated)	0	0
Revaluation gains (losses)	0	0
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Debt instruments at fair value with changes in other comprehensive income	(1,914)	(82)
Revaluation gains (losses)	(1,637)	272
Amounts transferred to income statement	(277)	(727)
Other reclassifications	0	373
Non-current assets held for sale	0	0
Revaluation gains (losses)	0	0
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Share of other recognised income and expense of investments	49	(212)
Income tax relating to items that may be reclassified to profit or loss	616	7
Total comprehensive income	5,386	(17,522)
Attributable to non-controlling interests	748	(255)
Attributable to the parent	€ 4,638	€ (17,267)